Supplementary Financial Statement Information - LIFO Reserve (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in LIFO Reserve
Balance at beginning of year	$ 375.5	$ 396.5	$ 435.0
Change in reserve	(195.3)	(21.0)	(38.5)
Balance at end of year	$ 180.2	$ 375.5	$ 396.5